CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS
Net income	¥ 6,248,116	$ 855,987	¥ 4,268,577	¥ 4,005,568
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	46,534	6,375	17,118	59,157
Other comprehensive income	46,534	6,375	17,118	59,157
Total comprehensive income	6,294,650	862,362	4,285,695	4,064,725
Comprehensive loss attributable to non-controlling interests	16,198	2,219	16,759	18,605
Comprehensive income attributable to ordinary shareholders	¥ 6,310,848	$ 864,581	¥ 4,302,454	¥ 4,083,330